Financial Risk Management (Fair Value Estimation, Changes in level 3 items) (Details) - Level 3 of fair value hierarchy [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments, fair value measurement [line items]
Beginning Balance	¥ 5,000	¥ 3,323,407
Acquisitions	8,150,000	7,600,000
Disposals	(8,150,000)	(10,900,000)
Fair value change		(18,407)
Ending Balance	5,000	5,000
Equity investments [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	5,000	5,000
Acquisitions	0	0
Disposals	0	0
Fair value change		0
Ending Balance	5,000	5,000
Structured deposits [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	0	3,318,407
Acquisitions	8,150,000	7,600,000
Disposals	(8,150,000)	(10,900,000)
Fair value change		(18,407)
Ending Balance	¥ 0	¥ 0